Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Interest income:
Credit assets	$ 77,685	$ 65,898	$ 153,337	$ 132,857
Other	5,375	5,078	10,939	11,365
Interest income	83,060	70,976	164,276	144,222
Interest expense:
Deposits and other	46,033	41,551	92,003	87,681
Subordinated notes	1,348	1,393	2,713	2,785
Interest expense	47,381	42,944	94,716	90,466
Net interest income	35,679	28,032	69,560	53,756
Non-interest income	2,614	2,107	5,247	4,210
Total revenue	38,293	30,139	74,807	57,966
Provision for credit losses (note 5)	428	889	1,128	1,913
Revenue less provision for credit loss	37,865	29,250	73,679	56,053
Non-interest expenses:
Salaries and benefits	11,202	9,155	21,585	17,769
General and administrative	14,400	6,720	22,767	12,209
Premises and equipment	1,884	1,641	3,680	3,237
Noninterest expense	27,486	17,516	48,032	33,215
Income before income taxes	10,379	11,734	25,647	22,838
Income tax provision (note 10)	2,854	3,205	7,053	6,166
Net income	7,525	8,529	18,594	16,672
Other comprehensive income (loss):
Item that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	548	(15)	(1,289)	(187)
Comprehensive income	$ 8,073	$ 8,514	$ 17,305	$ 16,485
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.23	$ 0.26	$ 0.58	$ 0.54